INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAXES
Schedule of income tax expenses

	For the years ended December 31,
	2021	2022	2023
Income tax expenses (benefits):
Current	$284	$17	$1
Deferred	—	—	—
Income tax benefit due to reverse of UTP	—	—	—
	$284	$17	$1

Schedule of reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes

Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes is as follows:

	For the years ended December 31,
	2021	2022	2023

Net loss before provision for income taxes	$(19,088)	$(5,966)	$124
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	(4,772)	(1,492)	31

Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	42	28	15
Tax effect of impairment loss on property and equipment and intangible assets	—	668	—
Tax effect of unrealized net operating loss	5,971	6,198	(59)
Changes in valuation allowance	(763)	(4,326)	30
Effect of preferential tax rates granted to PRC entities	121	—	—
Effect of income tax rate change	(391)	(1,026)	—
Effect of income tax rate difference in other jurisdictions	76	(33)	(16)
Income tax (benefits) expenses	$284	$17	$1
Effective tax rates	(1.5)%	(0.3)%	(0.8)%

Schedule of deferred income tax assets and liabilities

	As of December 31,
	2022	2023
Deferred tax assets:
Allowance for doubtful accounts	$10,391	$10,104
Amortization of intangible assets	141	—
Net operating loss carry forwards	57,172	57,897
Excess marketing and advertising expense (15%)	28	—
Impairment on equipment	668	3,691
Recognized cost of non-deductible VAT-input that generated in prior years	28	—
Total deferred tax assets	68,427	71,692
Valuation allowance	(68,427)	(71,692)
Total deferred tax assets, net	$—	$—